EMPLOYEE BENEFIT PLANS (Details 13) $ in Millions	Dec. 31, 2018 COP ($)
Disclosure of employee benefit plans [Line Items]
Effect on DBO Decrease	$ 27
Retirement Pension Premium Plan [Member]
Disclosure of employee benefit plans [Line Items]
Effect on DBO Increase	5,370
Effect on DBO Decrease	$ (4,922)
Retirement Pension Premium Plan [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	6.50%
Retirement Pension Premium Plan [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	5.50%
Discount rate [Member] | Retirement Pension Premium Plan [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (4,815)
Effect on DBO Decrease	$ 5,318
Discount rate [Member] | Retirement Pension Premium Plan [Member] | Increase [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	7.40%
Discount rate [Member] | Retirement Pension Premium Plan [Member] | Decrease [Member]
Disclosure of employee benefit plans [Line Items]
Discount rate Value	6.40%
Salary Level [Member] | Retirement Pension Premium Plan [Member]
Disclosure of employee benefit plans [Line Items]
Percentage of Increase	0.50%
Percentage of Decrease	0.50%